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UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB Number: 3235-0675 Expires: October 31, 2021 Estimated average burden Hours per response.....19.307

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

X	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

	January 1, 2021	to	December 31, 2021

Date of Report (Date of earliest event reported)	February 2, 2022

Commission File Number of securitizer:	025-03088

Central Index Key Number of securitizer:	0001688462

Frederick A. Love, (212) 537-8806
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]

Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing

SEC 2860 (6-15) Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

SuttonPark Capital LLC[1]	(Securitizer, Depositor or Underwriter)

Date	February 2, 2022

/s/ Frederick A. Love	(Signature)*
Name: Frederick A. Love Title: President and General Counsel

*Print name and title of the signing officer under his signature.

1 SuttonPark Capital LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period, which were privately issued by SuttonPark Structured Settlements 2011-1 LLC, SuttonPark Structured Settlements 2012-1 LLC, SuttonPark Structured Settlements 2017-1 LLC, SPSS 2020-1 LLC, SPSS 2021-A LLC and SPSS 2021-1 LLC.